Nuveen Preferred and Income Term Fund
Portfolio of Investments April 30, 2024
(Unaudited)
JPI
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 156.0%  (100.0% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 80 .0% ( 51 .3 % of Total
Investments) X 353,802,674
Automobiles & Components - 2.4% (1.5% of Total Investments)
$ 7,233 General Motors Financial Co Inc 5.750% N/A (b) $ 6,747,624
3,900 General Motors Financial Co Inc 5.700% N/A (b) 3,649,868
Total Automobiles & Components 10,397,492
Banks - 35.0% (22.5% of Total Investments)
1,970 Bank of America Corp 4.375% N/A (b) 1,806,721
2,000 Bank of America Corp 6.125% N/A (b) 1,976,345
3,150 Bank of America Corp 6.300% N/A (b) 3,132,214
3,290 Bank of America Corp 6.250% N/A (b) 3,279,299
3,620 Bank of America Corp 6.500% N/A (b) 3,625,260
1,960 Bank of America Corp 6.100% N/A (b) 1,956,538
5,000 (c) Bank of America Corp 5.875% N/A (b) 4,795,576
1,350 Bank of Montreal 7.700% 5/26/84 1,347,625
1,600 Bank of Nova Scotia/The 8.000% 1/27/84 1,608,494
2,870 (d) Citigroup Inc 6.250% N/A (b) 2,856,967
1,695 Citigroup Inc 4.150% N/A (b) 1,555,991
1,315 (d) Citigroup Inc 7.375% N/A (b) 1,348,392
4,325 Citigroup Inc 6.300% N/A (b) 4,323,036
5,885 Citigroup Inc 7.625% N/A (b) 6,073,285
6,465 (c) Citigroup Inc 5.000% N/A (b) 6,403,800
7,308 Citigroup Inc 5.950% N/A (b) 7,271,664
1,070 Citizens Financial Group Inc 4.000% N/A (b) 916,992
880 (e) Citizens Financial Group Inc (TSFR3M reference rate +
3.419% spread)
8.720% N/A (b) 846,988
4,805 (c) CoBank ACB 6.450% N/A (b) 4,744,445
1,180 (f) Farm Credit Bank of Texas 6.200% N/A (b) 1,073,199
1,065 (c) Fifth Third Bancorp 4.500% N/A (b) 1,015,278
275 (e) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.597% N/A (b) 266,977
4,835 (e) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.563% N/A (b) 4,873,898
850 Goldman Sachs Group Inc/The 4.400% N/A (b) 827,199
2,121 (c),(f) HSBC Capital Funding Dollar 1 LP 10.176% N/A (b) 2,557,833
5,740 (c) Huntington Bancshares Inc/OH 5.625% N/A (b) 5,126,492
985 JPMorgan Chase & Co 3.650% N/A (b) 921,557
1,715 JPMorgan Chase & Co 6.100% N/A (b) 1,718,751
13,147 JPMorgan Chase & Co 6.875% N/A (b) 13,471,892
5,800 (d) JPMorgan Chase & Co 5.000% N/A (b) 5,771,174
1,390 KeyCorp 5.000% N/A (b) 1,172,350
2,785 M&T Bank Corp 5.125% N/A (b) 2,447,784
1,340 M&T Bank Corp 3.500% N/A (b) 1,042,530
1,570 (e) M&T Bank Corp (TSFR3M reference rate + 3.872% spread) 9.179% N/A (b) 1,572,277
945 PNC Financial Services Group Inc/The 6.200% N/A (b) 926,388
4,315 (d) PNC Financial Services Group Inc/The 6.250% N/A (b) 4,056,540
1,407 PNC Financial Services Group Inc/The 5.000% N/A (b) 1,330,877
2,755 (e) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.643% N/A (b) 2,758,413
1,760 PNC Financial Services Group Inc/The 6.000% N/A (b) 1,692,937
2,130 PNC Financial Services Group Inc/The 3.400% N/A (b) 1,836,249
1,625 Regions Financial Corp 5.750% N/A (b) 1,592,757
2,490 Toronto-Dominion Bank/The 8.125% 10/31/82 2,560,474
3,270 Truist Financial Corp 5.100% N/A (b) 2,954,016

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPI
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 1,805 (d),(e) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.693% N/A (b) $ 1,820,371
9,045 (d) Truist Financial Corp 4.800% N/A (b) 8,751,213
3,256 Wells Fargo & Co 5.900% N/A (b) 3,242,223
5,150 (c) Wells Fargo & Co 3.900% N/A (b) 4,884,713
5,638 (c) Wells Fargo & Co 5.875% N/A (b) 5,599,417
5,605 (c) Wells Fargo & Co 7.625% N/A (b) 5,860,767
1,230 (d) Wells Fargo & Co 7.950% 11/15/29 1,350,127
Total Banks 154,946,305
Capital Goods - 3.8% (2.4% of Total Investments)
7,045 (d),(f) AerCap Global Aviation Trust 6.500% 6/15/45 7,004,218
1,915 AerCap Holdings NV 5.875% 10/10/79 1,891,055
2,045 Air Lease Corp 4.650% N/A (b) 1,927,476
7,362 (d),(f) ILFC E-Capital Trust I 7.395% 12/21/65 5,920,366
Total Capital Goods 16,743,115
Energy - 3.6% (2.3% of Total Investments)
3,520 (d) Enbridge Inc 5.750% 7/15/80 3,224,903
2,440 Enbridge Inc 8.500% 1/15/84 2,574,317
1,905 Enbridge Inc 7.625% 1/15/83 1,896,625
1,245 Enbridge Inc 5.500% 7/15/77 1,146,924
690 Enbridge Inc 6.000% 1/15/77 652,725
1,590 (d) Energy Transfer LP 6.500% N/A (b) 1,542,853
845 Energy Transfer LP 8.000% 5/15/54 870,179
841 (d) Energy Transfer LP 7.125% N/A (b) 807,456
1,650 (d) Transcanada Trust 5.600% 3/07/82 1,443,127
1,225 (d) Transcanada Trust 5.500% 9/15/79 1,104,843
655 Transcanada Trust 5.875% 8/15/76 627,917
Total Energy 15,891,869
Financial Services - 11.6% (7.4% of Total Investments)
1,980 Ally Financial Inc 4.700% N/A (b) 1,680,864
2,570 Ally Financial Inc 4.700% N/A (b) 1,988,776
2,010 (f) American AgCredit Corp 5.250% N/A (b) 1,879,350
2,350 American Express Co 3.550% N/A (b) 2,144,108
1,145 Bank of New York Mellon Corp/The 4.700% N/A (b) 1,118,634
2,425 (f) Capital Farm Credit ACA 5.000% N/A (b) 2,303,750
2,205 Capital One Financial Corp 3.950% N/A (b) 1,900,009
2,135 Charles Schwab Corp/The 4.000% N/A (b) 1,967,121
2,665 Charles Schwab Corp/The 5.375% N/A (b) 2,635,356
1,050 (f) Compeer Financial ACA 4.875% N/A (b) 987,000
1,820 Discover Financial Services 6.125% N/A (b) 1,819,904
800 Discover Financial Services 5.500% N/A (b) 669,404
3,430 (c) Equitable Holdings Inc 4.950% N/A (b) 3,343,980
3,195 Goldman Sachs Group Inc/The 7.500% N/A (b) 3,306,422
4,127 (d) Goldman Sachs Group Inc/The 5.300% N/A (b) 4,049,355
950 (e) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.437% N/A (b) 947,799
950 Goldman Sachs Group Inc/The 4.125% N/A (b) 878,244
860 Goldman Sachs Group Inc/The 3.800% N/A (b) 806,304
7,755 (c),(d) Goldman Sachs Group Inc/The 5.500% N/A (b) 7,696,160
5,850 (c) State Street Corp 6.700% N/A (b) 5,854,922
3,171 (d) Voya Financial Inc 7.758% N/A (b) 3,222,906
Total Financial Services 51,200,368

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 3.9% (2.5% of Total Investments)
$ 1,750 (f) Dairy Farmers of America Inc 7.125% N/A (b) $ 1,625,313
6,023 (c),(f) Land O' Lakes Inc 7.000% N/A (b) 4,652,767
12,550 (c),(f) Land O' Lakes Inc 8.000% N/A (b) 10,855,750
Total Food, Beverage & Tobacco 17,133,830
Insurance - 13.2% (8.5% of Total Investments)
1,505 Aegon Ltd 5.500% 4/11/48 1,444,877
1,447 (d) American International Group Inc 5.750% 4/01/48 1,396,621
8,580 (d) Assurant Inc 7.000% 3/27/48 8,541,849
10,595 (d),(f) Assured Guaranty Municipal Holdings Inc 6.400% 12/15/66 9,363,582
2,320 (d) AXIS Specialty Finance LLC 4.900% 1/15/40 2,079,267
1,505 (d) Enstar Finance LLC 5.500% 1/15/42 1,419,614
1,540 Enstar Finance LLC 5.750% 9/01/40 1,497,773
4,755 (c) Markel Group Inc 6.000% N/A (b) 4,718,089
1,095 (d) MetLife Inc 5.875% N/A (b) 1,064,122
3,440 (d),(f) MetLife Inc 9.250% 4/08/38 3,956,702
1,525 MetLife Inc 3.850% N/A (b) 1,457,518
2,335 (d) PartnerRe Finance B LLC 4.500% 10/01/50 2,112,560
2,544 Provident Financing Trust I 7.405% 3/15/38 2,729,746
3,235 Prudential Financial Inc 6.500% 3/15/54 3,187,297
1,405 (d) Prudential Financial Inc 5.125% 3/01/52 1,296,158
700 Prudential Financial Inc 3.700% 10/01/50 598,559
2,770 (d),(f) QBE Insurance Group Ltd 5.875% N/A (b) 2,737,039
4,565 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 4,567,908
4,695 (d),(f) SBL Holdings Inc 7.000% N/A (b) 3,940,012
600 (f) SBL Holdings Inc 6.500% N/A (b) 469,486
Total Insurance 58,578,779
Media & Entertainment - 0.3% (0.2% of Total Investments)
1,660 Paramount Global 6.375% 3/30/62 1,535,261
Total Media & Entertainment 1,535,261
Telecommunication Services - 1.0% (0.6% of Total Investments)
3,180 (d) Vodafone Group PLC 7.000% 4/04/79 3,226,479
1,290 Vodafone Group PLC 4.125% 6/04/81 1,079,418
Total Telecommunication Services 4,305,897
Utilities - 5.2% (3.4% of Total Investments)
1,474 (f) AES Andes SA 6.350% 10/07/79 1,435,485
1,240 (f) AES Andes SA 7.125% 3/26/79 1,223,287
1,920 (d) American Electric Power Co Inc 3.875% 2/15/62 1,714,475
570 (d) CMS Energy Corp 4.750% 6/01/50 514,862
2,110 Edison International 5.000% N/A (b) 1,982,777
930 Edison International 5.375% N/A (b) 890,935
6,100 (d) Emera Inc 6.750% 6/15/76 6,030,448
2,365 Sempra 4.875% N/A (b) 2,300,917
1,785 (d) Sempra 4.125% 4/01/52 1,614,119
1,935 Southern Co/The 4.000% 1/15/51 1,845,827
1,250 (f) Vistra Corp 8.875% N/A (b) 1,288,258
1,135 (f) Vistra Corp 8.000% N/A (b) 1,146,751
1,095 (f) Vistra Corp 7.000% N/A (b) 1,081,617
Total Utilities 23,069,758
Total $1,000 Par (or similar) Institutional Preferred
(cost $364,871,148) 353,802,674

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPI
Principal
Amount (000) Description (a) ,(g) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 49 .1% ( 31 .4 % of Total Investments) X 216,972,653
Banks - 41.5% (26.7% of Total Investments)
$ 1,470 (f) Australia & New Zealand Banking Group Ltd/United
Kingdom
6.750% N/A (b) $ 1,471,008
1,510 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 1,585,825
6,020 (c) Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 5,937,388
3,010 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 2,695,119
1,300 (d),(f) Banco Mercantil del Norte SA/Grand Cayman 7.500% N/A (b) 1,252,818
2,930 (d),(f) Banco Mercantil del Norte SA/Grand Cayman 7.625% N/A (b) 2,857,179
2,000 Banco Santander SA 9.625% N/A (b) 2,135,180
6,260 (c) Banco Santander SA 4.750% N/A (b) 5,354,810
4,840 (d) Barclays PLC 8.000% N/A (b) 4,759,434
4,120 (d) Barclays PLC 8.000% N/A (b) 4,116,453
6,377 Barclays PLC 9.625% N/A (b) 6,664,788
4,450 (c) Barclays PLC 6.125% N/A (b) 4,277,544
4,895 (f) BNP Paribas SA 8.500% N/A (b) 5,060,774
2,810 (f) BNP Paribas SA 7.000% N/A (b) 2,752,253
6,632 (f) BNP Paribas SA 8.000% N/A (b) 6,590,394
7,385 (f) BNP Paribas SA 7.750% N/A (b) 7,447,130
1,360 (f) BNP Paribas SA 9.250% N/A (b) 1,440,762
2,745 (f) BNP Paribas SA 7.375% N/A (b) 2,743,391
6,644 (c),(f) Credit Agricole SA 8.125% N/A (b) 6,727,050
1,050 (d),(f) Credit Agricole SA 4.750% N/A (b) 892,220
1,970 HSBC Holdings PLC 6.500% N/A (b) 1,881,521
9,591 (c) HSBC Holdings PLC 6.375% N/A (b) 9,477,148
7,365 (d) HSBC Holdings PLC 8.000% N/A (b) 7,601,615
7,165 (c) HSBC Holdings PLC 6.000% N/A (b) 6,816,612
4,270 ING Groep NV 6.500% N/A (b) 4,202,783
5,535 (c) ING Groep NV 5.750% N/A (b) 5,224,066
2,885 ING Groep NV, Reg S 7.500% N/A (b) 2,820,088
7,529 (d),(f) Intesa Sanpaolo SpA 7.700% N/A (b) 7,462,889
5,715 (c) Lloyds Banking Group PLC 7.500% N/A (b) 5,721,167
4,167 (d) Lloyds Banking Group PLC 8.000% N/A (b) 4,115,154
5,385 (c) Lloyds Banking Group PLC 7.500% N/A (b) 5,330,603
3,050 (f) Macquarie Bank Ltd/London 6.125% N/A (b) 2,954,591
5,020 (c) NatWest Group PLC 6.000% N/A (b) 4,879,000
5,195 (c) NatWest Group PLC 8.000% N/A (b) 5,202,730
2,810 (f) Nordea Bank Abp 6.625% N/A (b) 2,751,553
6,480 (f) Societe Generale SA 9.375% N/A (b) 6,595,435
1,580 (d),(f) Societe Generale SA 4.750% N/A (b) 1,403,459
7,985 (f) Societe Generale SA 10.000% N/A (b) 8,366,028
1,100 (f) Societe Generale SA 8.000% N/A (b) 1,102,674
5,740 (c),(f) Standard Chartered PLC 7.750% N/A (b) 5,703,076
140 (f) Standard Chartered PLC 6.000% N/A (b) 136,961
6,990 UniCredit SpA, Reg S 8.000% N/A (b) 6,992,796
Total Banks 183,503,469
Financial Services - 7.6% (4.7% of Total Investments)
7,765 (c) Deutsche Bank AG 6.000% N/A (b) 7,204,727
1,400 Deutsche Bank AG 7.500% N/A (b) 1,365,483
200 Deutsche Bank AG, Reg S 4.789% N/A (b) 184,000
7,442 UBS Group AG, Reg S 7.000% N/A (b) 7,407,201
7,115 UBS Group AG, Reg S 6.875% N/A (b) 6,990,488
3,965 (f) UBS Group AG 9.250% N/A (b) 4,231,563
3,465 (f) UBS Group AG 9.250% N/A (b) 3,802,792
2,265 (f) UBS Group AG 7.750% N/A (b) 2,282,930
Total Financial Services 33,469,184
Total Contingent Capital Securities
(cost $219,048,050) 216,972,653

Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 24 .1% ( 15 .5 % of Total Investments) X 106,810,710
Banks - 6.4% (4.1% of Total Investments)
27,128 CoBank ACB 6.200% $ 2,647,801
87,000 (d),(f) Farm Credit Bank of Texas 9.601% 8,656,509
98,863 (d) Fifth Third Bancorp 9.302% 2,512,109
182,000 (c) KeyCorp 6.200% 4,076,800
25,900 KeyCorp 6.125% 597,254
80,600 (d) New York Community Bancorp Inc 6.375% 1,258,972
95,200 Regions Financial Corp 6.375% 2,366,672
57,838 Regions Financial Corp 5.700% 1,264,339
61,453 Synovus Financial Corp 5.875% 1,526,492
28,300 Wells Fargo & Co 4.750% 576,471
43,000 (d) Western Alliance Bancorp 4.250% 769,700
86,389 Wintrust Financial Corp 6.875% 2,170,092
Total Banks 28,423,211
Capital Goods - 0.9% (0.6% of Total Investments)
114,543 (d) Air Lease Corp 9.241% 2,919,701
41,600 (d) WESCO International Inc 10.625% 1,097,824
Total Capital Goods 4,017,525
Energy - 1.9% (1.2% of Total Investments)
139,235 (d) NuStar Energy LP 11.234% 3,551,885
125,403 NuStar Energy LP 12.357% 3,206,554
70,872 (d) NuStar Logistics LP 12.324% 1,797,314
Total Energy 8,555,753
Financial Services - 4.6% (3.0% of Total Investments)
105,500 (d) Equitable Holdings Inc 5.250% 2,299,900
196,300 (c) Morgan Stanley 5.850% 4,703,348
101,372 Morgan Stanley 7.125% 2,557,616
95,976 Morgan Stanley 6.875% 2,414,756
93,300 Morgan Stanley 6.375% 2,325,036
38,800 (d) Morgan Stanley 6.500% 981,252
66,500 Synchrony Financial 5.625% 1,183,700
165,535 Voya Financial Inc 5.350% 3,979,461
Total Financial Services 20,445,069
Food, Beverage & Tobacco - 2.8% (1.8% of Total Investments)
168,229 (c) CHS Inc 9.858% 4,372,272
169,110 (c) CHS Inc 6.750% 4,280,174
61,800 CHS Inc 7.875% 1,648,206
20,500 (f) Dairy Farmers of America Inc 7.875% 1,918,544
Total Food, Beverage & Tobacco 12,219,196
Insurance - 7.3% (4.7% of Total Investments)
241,300 (c) American Equity Investment Life Holding Co 5.950% 5,817,743
122,300 American Equity Investment Life Holding Co 6.625% 3,004,911
231,598 (c) Aspen Insurance Holdings Ltd 9.624% 5,933,541
62,000 Aspen Insurance Holdings Ltd 5.625% 1,218,300
45,000 (d) Assurant Inc 5.250% 929,250
159,300 (d) Athene Holding Ltd 6.350% 3,745,143
115,100 Athene Holding Ltd 6.375% 2,880,953
123,400 (d) Enstar Group Ltd 7.000% 3,146,700
121,800 (d) Reinsurance Group of America Inc 5.750% 3,041,346
64,300 (d) Reinsurance Group of America Inc 7.125% 1,684,017
43,200 (d) Selective Insurance Group Inc 4.600% 775,872
Total Insurance 32,177,776

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPI
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (a) Coupon Value
Telecommunication Services - 0.2% (0.1% of Total Investments)
49,500 (d) AT&T Inc 4.750% $ 972,180
Total Telecommunication Services 972,180
Total $25 Par (or similar) Retail Preferred
(cost $110,793,613) 106,810,710
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 2 .8% ( 1 .8 % of Total Investments) X 12,526,934
Banks - 0.5% (0.3% of Total Investments)
$ 837 CoBank ACB 7.250% 7/01/72 $ 833,723
1,420 (f) Societe Generale SA 8.500% 12/30/49 1,351,088
Total Banks 2,184,811
Financial Services - 2.3% (1.5% of Total Investments)
9,496 Credit Suisse Group AG 7.250% 3/12/72 1,044,560
8,520 Credit Suisse Group AG 0.000% 1/17/72 937,200
5,802 Credit Suisse Group AG 7.500% 6/11/72 638,220
4,285 Credit Suisse Group AG 7.500% 1/17/72 471,350
1,955 Credit Suisse Group AG 6.380% 2/21/72 215,050
6,960 (d) Goldman Sachs Group Inc/The 7.500% 12/30/49 7,035,743
Total Financial Services 10,342,123
Total Corporate Bonds
(cost $38,719,144) 12,526,934
Total Long-Term Investments
(cost $733,431,955) 690,112,971
Borrowings - (42.4)% (h),(i) (187,500,000)
Reverse Repurchase Agreements, including accrued interest - (14.8)%(j) (65,337,619)
Other Assets & Liabilities, Net -  1.2% 5,044,495
Net Assets Applicable to Common Shares - 100% $ 442,319,847

Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 353,802,674 $ – $ 353,802,674
Contingent Capital Securities – 216,972,653 – 216,972,653
$25 Par (or similar) Retail Preferred 106,810,710 – – 106,810,710
Corporate Bonds – 12,526,934 – 12,526,934
Total
$ 106,810,710 $ 583,302,261 $ – $ 690,112,971
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$174,587,451.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $69,610,000 have been pledged as collateral for reverse repurchase agreements.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $163,456,838 or 23.7% of Total Investments.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) Borrowings as a percentage of Total Investments is 27.2%.
(i) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $414,895,084 have been pledged as collateral for borrowings.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.5%.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month